Feb. 01, 2017
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 2, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION EACH DATED FEBRUARY 1, 2017, OF

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

This supplement announces a name change and a new investment policy for the fund, each effective December 29, 2017. The fund’s investment objective and strategies are not changing as a result of this name change.

Effective December 29, 2017, the fund will be renamed BrandywineGLOBAL – Diversified US Large Cap Value Fund.

The change to the fund’s name is being effected as part of a rebranding of Legg Mason funds subadvised by Brandywine Global Investment Management, LLC (“Brandywine Global”). Legg Mason Partners Fund Advisor, LLC continues to serve as the investment manager to the fund, and Brandywine Global continues to serve as subadviser. Neither the name change nor the adoption of the new investment policy is anticipated to materially change the manner in which the fund is currently managed.

Effective December 29, 2017, the following replaces the first paragraph of the section of the fund’s Summary Prospectus and Prospectus titled “Principal investment strategies”:

The fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of September 30, 2017, the median market capitalization of a company in the Index was approximately $9.691 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $161.300 billion.